Taxes (Details) - Schedule of Components of Income Tax - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Components of Income Tax [Abstract]
Current	$ 4,249	$ 3,618
Deferred	(110)	(1,076)
Total	$ 4,139	$ 2,542